Due to banks and correspondents - Loan received from foreign entities (Parenthetical) (Detail)	1 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)
Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate					$ 0.65
Proceeds from long term borrowings					40,000,000
Credit Suisse First Boston [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				$ 5.61	0.84
Proceeds from long term borrowings				$ 14,000,000	6,000,000
Development Bank Of Latin America Two [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings					$ 35,000,000	S/ 139,545,000
Borrowings adjustment to interest rate basis					0.57%	0.57%
Caixabank S.A. Barcelona [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings			$ 30,000,000
Caixabank S.A. Barcelona [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis			1.35%
Caixabank S.A. Barcelona [Member] | Fixed interest rate [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings, interest rate			7.74%
JP Morgan Chase Bank NY [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings		$ 30,000,000
JP Morgan Chase Bank NY [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis		1.75%
JP Morgan Chase Bank NY [Member] | Fixed interest rate [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings, interest rate		8.40%
Banco del Estado de Chile [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings	$ 15,000,000
Banco del Estado de Chile [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis	1.99%			1.99%
Banco del Estado de Chile [Member] | Fixed interest rate [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings, interest rate	8.59%			8.59%
Bottom of range [member] | Due To Foreign Entities [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				$ 0.66	$ 0.43
Top of range [member] | Due To Foreign Entities [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				$ 6.92	$ 1.62